INCOME PER SHARE (Computation of Basic and Diluted Earnings Per Common Share From Continuing Operations) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Sep. 30, 2012		Oct. 02, 2011		Dec. 31, 2011	Dec. 31, 2010
Income Per Share [Abstract]
Net income (loss)	$ 750	[1]	$ 351	[1],[2]	$ 2,319	[1]	$ 1,073	[1],[2]	$ 654	$ (11,889)	[2]
Weighted-average common shares outstanding (basic) (in Shares)	11,785,826	[1]	11,785,826	[1],[2]	11,785,826	[1]	11,785,826	[1],[2]
Effect of dilutive securities from equity awards (in Shares)	240,138		0		308,418		0
Weighted-average common shares outstanding (diluted) (in Shares)	12,025,964	[1]	11,785,826	[1],[2]	12,094,244	[1]	11,785,826	[1],[2]
Basic earnings per share (in Dollars per Share)	$ 0.06	[1]	$ 0.03	[1],[2]	$ 0.20	[1]	$ 0.09	[1],[2]
Dilutive earnings per share (in Dollars per Share)	$ 0.06	[1]	$ 0.03	[1],[2]	$ 0.19	[1]	$ 0.09	[1],[2]

[1]	Unaudited
[2]	Restated